Filed pursuant to Rule 497(e)
File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated April 28, 2022 to the

GMO Trust Prospectus dated June 30, 2021, as revised October 5, 2021

GMO Emerging Domestic Opportunities Fund (“EDOF”)

Effective June 30, 2022, the table identifying the Investment Teams and the Fund(s) for which they are primarily responsible, which appears on page 171 of the Prospectus in the section captioned “Management of the Trust,” is deleted in its entirety and replaced with the following:

Investment Team	Primary Responsibilities
Asset Allocation	Asset Allocation Funds, Alternative Allocation Fund, Implementation Fund, and Asset Allocation Bond Fund
Developed Rates and FX	Multi-Sector Fixed Income Fund
Emerging Country Debt	Emerging Country Debt Fund and Emerging Country Debt Shares Fund
Emerging Domestic Opportunities	Emerging Domestic Opportunities Fund
Focused Equity	Quality Fund, Climate Change Fund, Resources Fund and Quality Cyclicals Fund
Short Duration Strategies	U.S. Treasury Fund
Structured Products	High Yield Fund and Opportunistic Income Fund
Systematic Equity	Emerging Markets Fund, Emerging Markets ex-China Fund, International Equity Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund
Systematic Global Macro	SGM Major Markets Fund
Usonian Japan Equity Team	Japan Value Creation Fund

Effective June 30, 2022 the table identifying the senior member(s) of the Investment Team(s) with primary responsibility for managing the investments of different Funds and their title and business experience during the past five years, which appears beginning on page 171 of the Prospectus in the section captioned “Management of the Trust,” is deleted in its entirety and replaced with the following:

Funds	Senior Member	Title; Business Experience During Past 5 Years
Asset Allocation Funds[1], Implementation Fund[1], and Asset Allocation Bond Fund	Ben Inker	Co-Head, Asset Allocation Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.
	John Thorndike	Co-Head, Asset Allocation Team, GMO. Mr. Thorndike has been responsible for overseeing the portfolio management of asset allocation portfolios since 2015.

Filed pursuant to Rule 497(e)
File Nos. 002-98772 and 811-04347

Funds	Senior Member	Title; Business Experience During Past 5 Years
Alternative Allocation Fund[1]	Ben Inker	See above.
	John Thorndike	See above.
	B.J. Brannan	Portfolio Manager, Asset Allocation Team, GMO. Mr. Brannan has been responsible for overseeing the portfolio management of Alternative Allocation Fund since 2019.
	Matt Kadnar	Portfolio Manager, Asset Allocation Team, GMO. Mr. Kadnar has been responsible for overseeing the portfolio management of Alternative Allocation Fund since 2019.
Multi-Sector Fixed Income Fund	Jason Hotra	Head, Developed Rates and FX Team, and Portfolio Manager, Multi-Sector Fixed Income Strategy, GMO. Mr. Hotra has been responsible for providing portfolio management services to GMO’s developed rates and FX portfolios since June 2015. Previously, Mr. Hotra was a portfolio manager at Convexity Capital Management.
	Riti Samanta	Portfolio Manager, Systematic Credit and Multi-Sector Fixed Income Strategies, GMO. Dr. Samanta has been responsible for providing portfolio management services to GMO’s systematic credit and multi-sector fixed income portfolios since November 2018. Prior to joining GMO in 2018, she was the global head of systematic fixed income and a senior portfolio manager at State Street Global Advisors.
Opportunistic Income Fund and High Yield Fund	Joe Auth	Head, Structured Products Team, GMO. Mr. Auth has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2014 and high yield credit portfolios since 2017. Previously, Mr. Auth was a portfolio manager at Harvard Management Company.
International Equity Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund	Simon Harris	Head, Systematic Equity Team, GMO. Mr. Harris has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 1989. This includes his prior experience as head of GMO’s UK Equity Team and as co-CEO of GMO UK Ltd.
Emerging Country Debt Fund and Emerging Country Debt Shares Fund	Tina Vandersteel	Head, Emerging Country Debt Team, GMO. Ms. Vandersteel has been in this role since October 2015. Ms. Vandersteel has been responsible for providing research and portfolio management services for this and other emerging country debt portfolios at GMO since 2004.

Filed pursuant to Rule 497(e)
File Nos. 002-98772 and 811-04347

Funds	Senior Member	Title; Business Experience During Past 5 Years
Emerging Markets Fund, Emerging Markets ex-China Fund and Emerging Domestic Opportunities Fund	Warren Chiang	Portfolio Manager, Systematic Equity Team, and Head, Emerging Domestic Opportunities Team, GMO. Mr. Chiang has been responsible for overseeing the portfolio management of these emerging markets equity portfolios since June 2015. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.
	Arjun Divecha	Portfolio Manager, Systematic Equity Team and Emerging Domestic Opportunities Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO's emerging markets equity portfolios since 1993.
Quality Fund and Quality Cyclicals Fund	Thomas Hancock	Head, Focused Equity Team, GMO. Dr. Hancock was responsible for overseeing the portfolio management of GMO's international developed market and global equity portfolios beginning in 1998 and was Co-Head of the Global Equity Team from 2009 to September 2015.
	Ty Cobb	Portfolio Manager, Focused Equity Team, GMO. Mr. Cobb has been responsible for providing portfolio management and research services for global equity portfolios at GMO since 2003.
	Anthony Hene	Portfolio Manager, Focused Equity Team, GMO. Mr. Hene has been in this role since September 2015. Mr. Hene has been responsible for providing portfolio management and research services for this and other global equity portfolios at GMO since 1995.
Climate Change Fund and Resources Fund	Lucas White	Portfolio Manager, Focused Equity Team, GMO. Mr. White has been responsible for providing portfolio management and research services for this and GMO's other Focused Equity portfolios since September 2015. Mr. White previously served in other capacities at GMO, including providing portfolio management for the GMO Quality Strategy, since joining GMO in 2006.
	Thomas Hancock	See above.

Filed pursuant to Rule 497(e)
File Nos. 002-98772 and 811-04347

Funds	Senior Member	Title; Business Experience During Past 5 Years
SGM Major Markets Fund	Jason Halliwell	Head, Systematic Global Macro Team, GMO. Mr. Halliwell has been responsible for overseeing the portfolio management of GMO’s systematic global macro portfolios since 1999.
Usonian Japan Equity Team	Drew Edwards	Head, Usonian Japan Equity Team, GMO. Mr. Edwards joined GMO in August, 2020. Prior to joining GMO, Mr. Edwards was the Chief Executive Officer, Chief Investment Officer and Portfolio Manager for Usonian Investments LLC. Prior to founding Usonian Investments LLC in August 2017, Mr. Edwards was Portfolio Manager at Advisory Research, Inc.
U.S. Treasury Fund	Tracey Keenan	Portfolio Manager, Short Duration Strategies Team and Fixed Income Trading Team Lead, GMO. Ms. Keenan has been responsible for overseeing the portfolio management of GMO's short duration strategies since 2017. Ms. Keenan has been a member of the Fixed Income Trading Team since joining GMO in 2002.

1 For the Asset Allocation Funds, Implementation Fund, and Alternative Allocation Fund, allocations among asset classes are made by the Asset Allocation Team and specific security selections are made primarily by other Investment Teams in collaboration with the Asset Allocation Team. For example, equity securities within Implementation Fund may be selected by senior members of the Global Equity, Focused Equity or other GMO Investment Teams.

Effective June 30, 2022, the section captioned “Management of the Fund” in the Fund summary for EDOF is updated to reflect the foregoing table.